Property, plant and equipment - Carrying Amount (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment fully owned	€ 105,399,000	€ 111,220,000
Right-of-use assets	17,499,000	15,101,000
Total property, plant and equipment	122,898,000	€ 126,321,000
Pledged items of property plant and equipment.	€ 0